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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--

March 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: AIM Counselor Series Trust
    CIK 0001112996

Ladies and Gentlemen:

On behalf of AIM Counselor Series Trust (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 35 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed in order to include a new fund, AIM Core Plus Bond Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.

Very truly yours,


/s/ Melanie Ringold

Melanie Ringold
Counsel